Property and Equipment, Net	12 Months Ended
Apr. 30, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	April 30, 2022	April 30, 2023
	JPY	JPY	USD
At cost:
Office equipment	1,595,525	3,223,064	23,701
Total	1,595,525	3,223,064	23,701
Accumulated depreciation	(377,440)	(1,156,051)	(8,501)
Property and equipment, net	1,218,085	2,067,013	15,200

Depreciation expense for the years ended April 30, 2021, 2022 and 2023 amounted to JPY67,932, JPY309,508 and JPY778,611 (USD5,725), respectively.